Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

The last sentence of the first paragraph of the section of each Prospectus entitled "Portfolio Summary—Money Market Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

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The following is hereby added as the last paragraph of the section of each Prospectus entitled "Portfolio Summary—Money Market Portfolio—Principal Risks":

•  Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

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The last sentence of the first paragraph of the section of each Prospectus entitled "Portfolio Summary—Prime Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

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The following is hereby added as the last paragraph of the section of each Prospectus entitled "Portfolio Summary—Prime Portfolio—Principal Risks":

•  Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

***

The last sentence of the first paragraph of the section of each Prospectus entitled "Details of the Portfolios—Money Market Portfolio—Approach" is hereby deleted and replaced with the following:

The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

***

The following is hereby added as the last paragraph of the section of each Prospectus entitled "Details of the Portfolios—Money Market Portfolio—Principal Risks":

To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

***

The last sentence of the first paragraph of the section of each Prospectus entitled "Details of the Portfolios—Prime Portfolio—Approach" is hereby deleted and replaced with the following:

The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

***

The following is hereby added as the last paragraph of the section of each Prospectus entitled "Details of the Portfolios—Prime Portfolio—Principal Risks":

To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

***

The third sentence of the section of each Prospectus entitled "Additional Information about the Portfolios' Investment Strategies and Related Risks—Repurchase Agreements" is hereby deleted and replaced with the following:

The underlying securities which serve as collateral for the repurchase agreements entered into by certain Portfolios may include U.S. government securities, municipal securities, corporate debt obligations, convertible securities, and common and preferred stock and may be of below investment grade quality.

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The following is hereby added as the last paragraph of the section of each Prospectus entitled "Additional Information about the Portfolios' Investment Strategies and Related Risks":

Municipal Obligations. Certain Portfolios will purchase municipal obligations subject to any restraints set forth under Rule 2a-7 under the 1940 Act. Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper, including participations in lease obligations and installment purchase contracts of municipalities. These obligations may have fixed, variable or floating rates.

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The second paragraph of the section of each Prospectus entitled "Adviser and Sub-Adviser" is hereby deleted in its entirety.

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The last paragraph of the section of each Prospectus entitled "Adviser and Sub-Adviser" is hereby deleted and replaced with the following:

A discussion regarding the basis for the Board of Trustees approving the Fund's Investment Advisory Agreement is available in the Fund's annual report to shareholders for the fiscal year ended October 31, 2011.

Please retain this supplement for future reference.

  LFSPT1 12/12

Statement of Additional Information Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Statement of Additional Information dated March 1, 2012 of:

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Fund"), on behalf of the Money Market and Prime Portfolios (the "Portfolios"), has approved investments by the Portfolios in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser will be deleted. In addition, the following changes to the Fund's Statement of Additional Information ("SAI") are required:

The following is hereby added as the last paragraph of the section of the Fund's SAI entitled "Investments and Investment Strategies":

Municipal Obligations. Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper, including participations in lease obligations and installment purchase contracts of municipalities. These obligations may have fixed, variable or floating rates. To the extent a Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

The sixth sentence of the second paragraph of the section of the Fund's SAI entitled "Investments and Investment Strategies—Repurchase Agreements" is hereby deleted and replaced with the following:

Certain Portfolios may invest in repurchase agreements backed by municipal securities and non-governmental collateral such as corporate debt obligations, convertible securities and common and preferred stock.

The second paragraph of the section of the Fund's SAI entitled "Adviser and Sub-Adviser" is hereby deleted in its entirety.

The sixth paragraph of the section of the Fund's SAI entitled "Adviser and Sub-Adviser" is hereby deleted in its entirety.

Please retain this supplement for future reference.